Warrants and Share-based Payment - Summary of Warrant Compensation Cost (Detail) - Warrants [member] - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total warrant compensation costs	€ 8,075	€ 3,885	€ 26,205	€ 12,787
Research and development cost [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total warrant compensation costs	5,060	1,963	15,239	6,313
General and administrative expense [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total warrant compensation costs	€ 3,015	€ 1,922	€ 10,966	€ 6,474